Other non-current liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other non-current liabilities	ther non-current liabilities

	At December 31,
	2023	2024	2025
	(in thousands)
Trade payables	$—	$—	$376
ACP contingent purchase price payable	—	—	984
Deferred tax liabilities	264	173	129
Contract liabilities:
License and services agreement	—	809	3,157
Total contract liabilities	—	809	3,157

At December 31, 2025, trade payables included the non-current payable related to acquisition of certain intangible assets.
ACP contingent purchase price payable is the estimated earn-out due to former ACP shareholders based on the future financial performance of the acquired entity through December 31, 2026 and payable in 2027.
At December 31, 2025, the Company recognized a net deferred tax liability of $129,000 ($173,000 and $264,000 at December 31, 2024 and 2023, respectively) related to origination and reversal of timing differences of Sequans Communication Ltd.
On June 27, 2025, the Company signed a manufacturing services agreement with on customer based in China for a total amount of $3,000,000 which was received in November 2025, with which the Company acquired a production mask set. The Company determined that this agreement includes a financing component related to the upfront payment, which will result in the recognition of interest expense over a portion of the term of the agreement. In the year ended December 31, 2025, the Company recognized revenues for an amount of $43,000 as result of product manufactured delivered in the period and $604,000 as interest expenses on the upfront payment. At December 31, 2025, the net remaining contract liability of $3,561,000 was presented on the Statement of Financial Position as current contract liabilities for $1,104,000 and as non-current liabilities for $2,457,000. The mask set was recorded in prepaid expenses and will be amortized over estimated volume shipments. At December 31, 2025, $2,751,000 remained in prepaid expenses ($538,000 in current and $2,213,000 in non-current).
On September 30, 2024, The Company signed a license with Qualcomm covering all patents Sequans has ever filed, and any future patents Sequans files through 30 June 2026., for an amount of $960,000.The revenue is recognized over the remaining life of each patent as Sequans has the contractual obligation to maintain the patents. In the year ended December 31, 2025, the Company recognized license fee revenues for an amount $232,000 (in 2024: $30,000). At December 31, 2025, the net remaining contract liability of $809,000 (at December 31, 2024: $930,000) was presented on the Statement of Financial Position as current contract liabilities for $108,000 and as non-current liabilities for $701,000.